Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts Receivable, Net

	As of December 31, (in thousands)
	2017	2018
Accounts receivable, gross	$94,987	$62,736
Allowance for doubtful accounts	(3,351)	(5,347)

Accounts receivable, net	$91,636	$57,389

Allowance for doubtful accounts

	Balance at January 1, (in thousands)	Additional provision for bad debt, net of recoveries (in thousands)	Write-off of receivable balances (in thousands)	Balance at December 31, (in thousands)
2016	1,174	1,615	(1,371)	1,418
2017	1,418	2,083	(150)	3,351
2018	3,351	2,871	(875)	5,347